Consolidated Balance Sheets (Parenthetical)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Common shares, authorized	unlimited	unlimited
Common shares, issued	36,251,006	36,251,006
Common shares, outstanding	36,251,006	36,251,006